Disclosures About the Fair Value of Financial Instruments (Estimated Fair Value of Financial Instruments) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Securities (Assets) [Member] JPY (¥)	Mar. 31, 2011 Securities (Assets) [Member] USD ($)	Mar. 31, 2010 Securities (Assets) [Member] JPY (¥)
Trading securities and Investment securities, Carrying amount	$ 589,265	¥ 48,909,000	¥ 49,049,000	¥ 48,909,000	$ 589,265	¥ 49,049,000
Trading securities and Investment securities, Estimated fair value				48,909,000	589,265	49,049,000
Installment loans, Carrying amount	875,108	72,634,000	67,505,000
Installment loans, Estimated fair value	888,783	73,769,000	68,739,000
Long-term indebtedness, Carrying amount	(5,776,169)	(479,422,000)	(514,718,000)
Long-term indebtedness, Estimated fair value	(5,724,289)	(475,116,000)	(501,311,000)
Interest rate swap agreements, net, Carrying amount	35,313	2,931,000	(2,685,000)
Interest rate swap agreements, net, Estimated fair value	35,313	2,931,000	(2,685,000)
Foreign currency contracts, net, Carrying amount	24,904	2,067,000	(4,067,000)
Foreign currency contracts, net, Estimated fair value	24,904	2,067,000	(4,067,000)
Foreign currency options, net, Carrying amount	530	44,000	(298,000)
Foreign currency options, net, Estimated fair value	$ 530	¥ 44,000	¥ (298,000)